Segment reporting - Summarized Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	$ 271,991	$ 841	[1]	$ 211,295	[1]
Net cash from (used in) investing activities	43,750	190,042	[1]	(40,242)	[1]
Net cash from (used in) financing activities	(191,187)	(160,165)	[1]	(234,976)	[1]
Capital expenditure	(8,053)	(238,065)		(177,901)
Operating segments | Tankers
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	259,109	843		211,310
Net cash from (used in) investing activities	44,211	190,042		(40,243)
Net cash from (used in) financing activities	(178,587)	(160,165)		(234,921)
Capital expenditure	(30,173)	(238,065)		(177,901)
Operating segments | FSO
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	41,278	40,672		49,684
Net cash from (used in) investing activities	0	0		0
Net cash from (used in) financing activities	(41,491)	(42,164)		(78,421)
Capital expenditure	0	0		0
Less: Equity-accounted investees
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	28,396	(40,674)		(49,698)
Net cash from (used in) investing activities	461	0		1
Net cash from (used in) financing activities	(28,891)	42,164		78,367
Capital expenditure	$ (22,120)	$ 0		$ 0

[1]	.